Notes Payable - Schedule of Notes Payable (Details) (10-K) - USD ($)	Sep. 30, 2020	Jan. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Less: unamortized debt discount		$ (1,287,473)		$ (6,383)
Notes payable - long-term	$ 493,307			424,019
Notes Payable [Member]
Principal amounts	4,572,899		3,187,125	2,189,666
Less: unamortized debt discount			(762,122)	(255,843)
Principal amounts, net	4,572,899		2,425,003	1,933,823
Less: current portion of notes payable	(4,079,592)		(2,425,003)	(1,509,804)
Notes payable - long-term	$ 493,307			$ 424,019